Financial instruments - Fair values (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	$ 818,977	$ 1,076,000
Embedded derivatives | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	4,755	11,940
Senior Unsecured Convertible Debentures | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	116,096	112,870
Senior Unsecured Convertible Debentures | Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value liability	$ 103,600	$ 123,200